Cover	Jun. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Jun. 13, 2025
File Number	333-268561
Registrant Name	Mag Magna Corp.
Entity Central Index Key	0001949864
Tax Identification Number	98-1626237
IncorporationState	WY
Address Line1	Room 2318, Anxiaowo Apartment, Huaqiang Square,
Address Line	Fuhai Sub-District, Bao’an District
Address City	Shenzhen City
Address Country	CN
Address Postal Zip Code	518000
arae code	86
Local Phone Number	17823500944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false